Note 6 - Equity Compensation Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Compensation Plans
EQUITY COMPENSATION PLANS

On June 12, 2014, the Company’s stockholders approved the Platform Specialty Products Corporation Amended and Restated 2013 Incentive Compensation Plan.  The 2013 Plan is to be administered by a committee designated by the Company’s Board consisting of not less than two directors; provided, however, that except as otherwise expressly provided in the 2013 Plan, the Board may exercise any power or authority granted to the committee under the 2013 Plan.  At December 31, 2014, the total number of common shares of our Company that may be subject to the granting of awards under the 2013 Plan is equal to 15,500,000 shares (subject to increase in accordance with the terms of the 2013 Plan).  As of December 31, 2014, 9,242 shares of common stock were issued under the Plan.  As of December 31, 2014, five officers, six directors, 2,486 employees and one consultant were eligible to participate in the 2013 Plan.

On March 6, 2014, the Board approved a grant of 329,823 RSUs, effective on June 12, 2014 with approval of the 2013 Plan, to certain employees that cliff vest on December 31, 2020.  The RSUs are subject to an EBITDA performance condition and a share price market condition that are similar in terms to those discussed in Note 2 – “Acquisitions of Businesses” related to the MacDermid contingent consideration arrangement.  Additionally, the number of shares of common stock to be issued is limited to a maximum cash value, requiring these awards to be classified as liabilities.  The combined undiscounted maximum cash value of all RSU’s issued is approximately $7.1 million which is being recognized as compensation expense over the period from grant to the vesting date.  Compensation expense associated with these awards was $0.6 million for the year ended December 31, 2014.

On March 6, 2014, the Board approved a grant of 9,242 RSUs to certain directors of the Company, effective on June 12, 2014 with approval of the 2013 Plan, which immediately vested.  Compensation expense of $0.3 million associated with these awards was fully recognized in 2014.  On July 31, 2014 such RSUs were settled in shares of common stock and issued to such directors.

During the year ended December 31, 2014, the Board approved grants totaling of 139,610 RSUs to certain employees of the Company and 2,500 RSUs to non-employees with approval of the 2013 Plan, with grant-date fair values ranging from $20.97o $28.36 per share.  Vesting periods range from 36 to 60 months for RSU’s issued to employees, and 10 months for those issued to non-employees.  The RSUs are subject to an EBITDA performance condition that must be achieved in the final vesting year.  For the year ended December 31, 2014, compensation expense associated with these awards totaled $0.4 million and administrative expense totaled less than $0.1 million.

Effective March 6, 2014, the Board adopted the ESPP, which was approved by the Company’s stockholders on June 12, 2014.  The Board approved a maximum of 5,178,815 shares of common stock, which were reserved and made available for issuance under the ESPP.  As of December 31, 2014, 11,139 shares have been issued under, and 513 persons were eligible to participate in the ESPP.

On May 17, 2013, MacDermid issued an aggregate 250,000 option deeds to its non-founder Directors with an exercise price of $11.50 per share, expiring five years from the date of completion of the MacDermid Acquisition and which vested as of the completion of the MacDermid Acquisition.

The Company estimates the fair value of stock option grants using a Black-Scholes option pricing. In applying this model, the Company uses the following assumptions:

•	Risk-Free Interest Rate: The Company determined the risk-free interest rate equivalent to the expected term based on the U.S. Treasury constant maturity rate.

•	Expected Term: The Company determined the expected term equal to the life of the contract.

•	Expected Dividend Rate: The Company has not paid and does not anticipate paying any cash dividends in the near future.

The fair value of each option award was estimated on the grant date using the Black Scholes option-pricing model and expensed under the straight line method over the vesting period.  The following assumptions were used: exercise price of $11.50, expected stock price volatility of 18.49%, risk free rate of interest of 0.37% and an expected life of options of 5.0 years.  The options vested on October 31, 2013, the date of the MacDermid acquisition, with a weighted average remaining contractual life of 4.4 years.  Stock based compensation expense from option deeds was $0.2 million for the Successor 2013 Period.  The options vested and accordingly, the total value of the options at issuance was amortized over the period from inception to October 31, 2013.

Predecessor Period

On January 29, 2013, the Predecessor authorized for issuance 5,000,000 C Shares.  The C Shares were allocated to three tranches of 1,666,666 shares each and defined as Class C-1 Junior Shares, Class C-2 Junior Shares and Class C-3 Junior Shares.  The Class C-1 Junior Shares vested upon the grant date of January 29, 2013.  Class C-2 Junior Shares were to vest on January 1, 2014 and the Class C-3 Junior Shares were to vest on January 1, 2015.  The number of issued and awarded Class C Junior Shares was 4,890,000 shares or 1,630,000 shares each for the Class C-1 Junior Shares, Class C-2 Junior Shares and Class C-3 Junior Shares.  The value of the C Shares was measured based upon the performance criteria in the operating agreement of MacDermid Holdings based on the estimated equity value of the Predecessor.  The C Shares were to be paid in cash in accordance with the operating agreement of MacDermid Holdings upon a change in control, liquidating event or initial public offering.  Payment for the C shares required continued employment through a change in control, liquidating event, or initial public offering.  The C Shares were considered liability-classified awards with the related fair value recognized as compensation expense ratably over the performance period, with changes in the fair value of the award cumulatively adjusted through compensation expense each period.  During the Predecessor 2013 Period, $9.0 million was recognized as compensation expense related to the C Shares due to the consummation of the MacDermid Acquisition eliminating the risk that consummation of the business combination will not occur.